Share-Based Payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
The Group grants equity-settled instruments comprising share awards and restricted shares to Executive Directors, as well as senior and middle management. During the year ended 31 December 2025, the Gold Fields Limited 2025 share incentive plan and the
Gold Fields Limited 2012 share plan were in place. Allocations under these plans were made during 2023, 2024 and 2025.
Gold Fields Limited 2025 share plan
At the Annual General Meeting on 28 May 2025, shareholders approved the adoption of the Gold Fields Limited 2025 share incentive plan to replace the Gold Fields Limited 2012 share plan and the long-term incentive scheme (“LTIP”). The plan provides for performance shares (“PS”), retention shares (“RS”), restricted shares (“RSS”) and deferred shares (“MS”). This plan is in place to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Company’s shareholders. Currently, the last vesting date will be in February 2028.
The expense is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Share-based payments	(25.4)	(4.4)	(9.1)
Total included in profit or loss for the year	(25.4)	(4.4)	(9.1)
The following table summarises the movement of share awards under the Gold Fields Limited share plans during the years ended
31 December 2025, 2024 and 2023:

	2025	2024	2023
	Performance (PS) and Restricted (RS) Shares	Performance Shares (PS)	Performance Shares (PS)

Outstanding at beginning of the year	1,529,304	2,347,489	2,986,790
Movement during the year:
Granted	3,205,497	886,257	790,833
Exercised and released	-519,832	-1,005,541	-1,322,084
Forfeited	-408,805	-698,901	-108,050
Outstanding at end of the year	3,806,164	1,529,304	2,347,489
At 31 December 2025, none of the outstanding awards above had vested.
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
6.Share-based payments continued
The fair value of equity instruments granted during the year ended 31 December 2025, 2024 and 2023 were valued using the
Monte Carlo simulation model:

	2025	2024	2023

Monte Carlo simulation
Performance shares
The inputs to the model for awards granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.3%	53.2%	51.7%
– expected term (years)	3 years	3 years	3 years
– dividend yield[1]	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	4.1%	3.2%	1.8%
– weighted average fair value (United States dollars)	15.2	14.1	9.8

[1]There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.
The weighted average share price for the year ended 31 December 2025 on the Johannesburg Stock Exchange was
R504.59 (US$28.22) (2024: R278.95 (US$15.22) and 2023: R246.56 (US$13.33)).
The compensation costs related to awards not yet recognised under the above plans at 31 December 2025, 2024 and 2023 amount to US$63.0 million, US$7.0 million and US$11.1 million, respectively, and are to be recognised over 3 years.
Under the Gold Fields Limited 2012 share plan, the Directors were authorised to issue and allot all or any of such shares required for the plans, but in aggregate all plans may not exceed 41,076,635 of the total issued ordinary stated capital of the Company.
The number of shares available for utilisation for purposes of the share plan amounted to 6,265,652 (2024: 6,265,652).
Although the Directors retain the authority to issue and allot shares under the 2012 Share Plan, the Company has settled and intends to continue settling, vested awards by purchasing ordinary shares on the open market, thereby eliminating dilution to existing shareholders. No new shares have been issued under the plans since the 2024 vesting.
The Gold Fields Limited 2025 share plan does not provide for the issue of new shares. Awards under this plan are settled through the procurement of ordinary shares in the open market, which are held as treasury shares prior to transfer to participants.
An individual participant may also not be awarded an aggregate of shares from all or any such plans exceeding 4,107,663 of the
Company’s total issued ordinary stated capital. The unexercised options and shares under all plans represented 0.4% of the total issued stated capital at 31 December 2025.